Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Trade and other receivables, net [Line Items]
Trade and other receivables [Text Block]
(a)	Trade and other receivables, net

	2018	2017
	US$(000)	US$(000)
Trade receivables, net (b)
Domestic clients	105,225	109,543
Foreign clients	56,312	119,388
Related entities, note 30(b)	7,177	7,348
	168,714	236,279
Allowance for expected credit losses (f)	(22,013)	(22,823)
	146,701	213,456
Other receivables
Value added tax credit	49,332	74,785
Accounts receivables to third parties	24,625	27,859
Advances to suppliers	7,542	1,977
Refund applications of value added tax (c)	6,574	18,450
Tax deposits (d)	4,769	9,733
Account receivables from hedges derivatives	3,949	2,300
Related entities, note 30(b)	3,705	732
Interest receivables	3,000	1,719
Restricted bank accounts (e)	2,782	2,372
Due from for sales of assets	2,715	5,371
Tax claims	2,573	2,300
Loans to personal	1,392	1,179
Insurance claim (g)	-	3,716
Other minor	2,738	1,911
Allowance for expected credit losses (f)	(10,089)	(9,361)
	105,607	145,043
Total trade and other receivables, net	252,308	358,499

Classification by maturity:
Current portion	211,715	314,308
Non-current portion	40,593	44,191
Total trade and other receivables, net	252,308	358,499

Classification by nature:
Financial receivables	196,402	265,264
Non-financial receivables	55,906	93,235
Total trade and other receivables, net	252,308	358,499

Classification by measurement :
Trade receivables (without provisional prices)	39,152	61,188
Trade receivables (with provisional prices)	107,549	152,268
Other accounts receivables	105,607	145,043
Total trade and other receivables, net	252,308	358,499

(b)	Trade accounts receivable are denominated in U.S. dollars, are neither due nor impaired, do not yield interest and have no specific guarantees.

(c)	This item mainly corresponds current year applications that have been refunded during 2018.

(d)	Corresponds to deposits held in the Peruvian State bank which only can be used to offset tax obligations that companies have with the Tax Authorities.

(e)
These balances correspond to restricted bank accounts for payment of financial obligations held by the subsidiary Empresa de Generación Huanza S.A. (hereafter “Huanza”), according to the finance lease signed with Banco de Crédito del Perú in 2009. Below is presented the movement:

Disclosure of Detailed information about allowance for doubtful accounts. [Text Block]	Below is presented the movement in the allowance for expected credit losses:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Beginning balance	32,184	31,607	26,520

Provision for other receivable, note 26	1,334	-	-
Provision for trade receivables, note 24	18	676	5,087
Provision of the period	1,352	676	5,087
Write off of the period	(410)	-	-
Exchange difference	(173)	-	-
Reversals of the period, note 26	(45)	(99)	-
Other minor	(806)	-	-

Final balance	32,102	32,184	31,607

Trade receivables	22,013	22,823	22,644
Other receivables	10,089	9,361	8,963

	32,102	32,184	31,607

Disclosure of Restricted Bank Accounts for payments of Financial Obligation explanatory [Table Text Block]	Below is presented the movement:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Beginning balance	2,372	2,087	-
Increase in restricted bank accounts	410	285	2,087

Final balance	2,782	2,372	2,087

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Trade and other receivables, net [Line Items]
Disclosure of detailed information about trade and other receivables [Text Block]
(a)	This caption is made up as follows:

	2018	2017
	US$(000)	US$(000)

Trade receivables, net
Foreign clients	7,389	1,032

Other receivables
Advances to suppliers	16,897	20,724
Tax claims	3,532	10,211
Credit of tax on net assets	23,290	11,520
Other	5,382	4,032
Related entities, note 22(b)	794	2,185
	49,895	48,672

Allowance for doubtful accounts (b)	(1,384)	(1,384)
	48,511	47,288

Total trade and other receivables, net	55,900	48,320

	2018	2017
	US$(000)	US$(000)

By maturity:
Current	32,610	36,800
Non current	23,290	11,520

Total	55,900	48,320

Disclosure of Detailed information about allowance for doubtful accounts. [Text Block]
(b)	The allowance for doubtful accounts had the following movement during the years 2018, 2017 and 2016:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Opening balance	1,384	1,407	1,444

Deductions	-	(23)	(37)

Ending balance	1,384	1,384	1,407